Consolidated Statement of Changes in Shareholders' Equity - ARS ($) $ in Thousands	Total	Capital stock [member]	Capital adjustments [member]	Paid-in capital [member]	Legal reserve [member]	Other reserves [member]	Retained earnings [member]	Other comprehensive income [member]	Total shareholders' equity attributable to parent company [member]	Total Shareholders' equity attributable to non-controlling interests [member]
Beginning balance at Dec. 31, 2016	$ 12,050,860	$ 363,777	$ 1,178,829	$ 6,813,621	$ 49,794	$ 1,958,241	$ 1,355,215		$ 11,719,477	$ 331,383
Statement [LineItems]
Contributions from shareholders	9,168,249	92,945	53,104	9,022,200					9,168,249
Distribution of retained earnings by the shareholders'
- Other reserves					22,961	1,222,843	(1,245,804)
- Dividend distribution	(110,758)						(110,758)		(110,758)
Other movements	(108,205)									(108,205)
Net loss for the year	(755,260)						(754,370)		(754,370)	(890)
Other comprehensive income for the year	46,882							$ 46,869	46,869	13
Ending balance at Dec. 31, 2017	20,291,768	456,722	1,231,933	15,835,821	72,755	3,181,084	(755,717)	46,869	20,069,467	222,301
Distribution of retained earnings by the shareholders'
- Other reserves					18,589	2,174,764	(2,193,353)
- Dividend distribution	(328,363)						(328,363)		(328,363)
Purchase of subsidiaries' shares	(597)			(436)					(436)	(161)
Other movements	(179,658)									(179,658)
Net loss for the year	(3,056,649)						(3,028,003)		(3,028,003)	(28,646)
Other comprehensive income for the year	241,573							241,322	241,322	251
Ending balance at Dec. 31, 2018	$ 16,968,074	$ 456,722	$ 1,231,933	$ 15,835,385	$ 91,344	$ 5,355,848	$ (6,305,436)	$ 288,191	$ 16,953,987	$ 14,087